Goodwill and other intangible assets - Gross amount of goodwill and accumulated impairment losses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill Gross	$ 839,334	$ 839,334	$ 795,506
Goodwill Impaired Accumulated Impairment Loss	168,212	168,212	168,212
Goodwill (net amounts)	671,122	671,122	627,294
Banco Popular de Puerto Rico
Goodwill
Goodwill Gross	324,049	324,049	280,221
Goodwill Impaired Accumulated Impairment Loss	3,801	3,801	3,801
Goodwill (net amounts)	320,248	320,248	276,420
Popular U.S.
Goodwill
Goodwill Gross	515,285	515,285	515,285
Goodwill Impaired Accumulated Impairment Loss	164,411	164,411	164,411
Goodwill (net amounts)	$ 350,874	$ 350,874	$ 350,874